ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 4,994	$ 4,212	$ 10,096	$ 8,292
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	2,464	1,918	5,216	3,800
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,054	908	2,273	1,852
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,365	1,009	2,862	1,944
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	45	1	81	4
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,473	1,478	2,789	2,822
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	884	999	1,659	1,911
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	402	275	767	530
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	187	204	363	381
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,057	816	2,091	1,670
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	676	497	1,299	976
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	182	140	394	301
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 199	$ 179	$ 398	$ 393